Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Entity Central Index Key	0001041061
Amendment Flag	false
Entity Registrant Name	YUM! BRANDS, INC.
Document Period End Date	Dec. 31, 2025
Document Type	11-K